SHORT-TERM BORROWING (Details Narrative) - Loan Facility Agreement [Member]		1 Months Ended
	Nov. 30, 2024 CNY (¥)	Nov. 30, 2024 CNY (¥)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Borrowing capacity	¥ 10,000,000	¥ 10,000,000
Interest rate	3.10%
Maturity date description		November 2025